Nature of Operations, Basis of Presentation and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Nature of Operations, Basis of Presentation and Going Concern

NOTE 1 – NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN

As used herein and except as otherwise noted, the term “Company”, “it(s)”, “our”, “us”, “we”, and “ANVIA” shall mean Anvia Holdings Corporation, a Delaware corporation.

Anvia Holdings Corporation (formerly Dove Street Acquisition Corporation) was incorporated on July 22, 2016 under the laws of the state of Delaware. The Company is engaged in the development and commercialization of web-based technology, the “Anvia Loyalty” and “Anvia Learning” mobile applications, and other intellectual property (collectively the “Anvia Technology”), as evidenced by the introduction of the Anvia Technology into the stream of commerce, and the Company’s commercial relationships with third parties.

On January 10, 2017, the Company effected a change of control by cancelling an aggregate of 19,500,000 shares of common stock of existing shareholders, issuing 5,000,000 shares of common stock to its sole officer and director; electing new officer and director and accepting the resignations of its then existing officers and directors. In connection with the change of control, the sole shareholder of the Company and its board of directors unanimously approved the change of the Company’s name from Dove Street Acquisition Corporation to Anvia Holdings Corporation.

On January 17, 2018, the Company entered into a stock-for-stock acquisition agreement (the “Acquisition”) with Anvia (Australia) Pty Ltd. (“Anvia Australia”), an entity organized and incorporated under the laws of Australia. Pursuant to the terms of the Acquisition, the Company agreed to issue to the owner of Anvia Australia 5,000 shares of its common stock, valued at $0.60 per share as the fair value of the common stock, in exchange for all of the issued and outstanding stock of Anvia Australia to complete the share exchange and restructuring of entities under common control. Mr. Ali Kasa, who is the officer, director and majority shareholder of the Company, is the spouse of Ms. Lindita Kasa, the sole shareholder of Anvia Australia, prior to the acquisition. The Company issued the shares to Ms. Lindita Kasa on May 10, 2018.

Anvia Australia specializes in designing and implementing a complete eco-system for tradesmen in Australia by sourcing, training and placing employees for its clients for agreed compensation. Pursuant to the Acquisition, the Company has acquired the business plan, operations and contracts of its wholly-owned subsidiary, Anvia Australia.

On June 11, 2018, Anvia Australia completed its acquisition of all assets and liabilities of Global Institute of Vocational Education Pty Ltd. (“Global Institute”) for a cash consideration of $60,598 paid to its former shareholder, an unrelated-party to the Company. As a result, Global Institute became a wholly-owned subsidiary of Anvia Australia. Global Institute of Vocational Education Pty Ltd, located in Melbourne, Australia, is a Registered Training Organization under Australian Qualification Framework by Australian Skills Quality Authority. The current scope includes Diploma of Business, Safety Training. Global Institute is in the process of applying to add to qualification scope, all the relevant qualifications within construction sector.

Basis of Presentation

The accompanying interim condensed consolidated financial statements are unaudited, but in the opinion of management of the Company, contain all adjustments, which include normal recurring adjustments necessary to present fairly the financial position at June 30, 2018, and the results of operations and cash flows for the three months and six months ended June 30, 2018. The consolidated balance sheets as of December 31, 2017 are derived from the Company’s audited financial statements.

Since the Company and Anvia Australia were under Mr. Ali Kasa’s common control prior to the Acquisition on January 17, 2018, the Acquisition is accounted for as a restructuring transaction in accordance with generally accepted accounting principles (“GAAP”). The Company has recast prior period consolidated financial statements to reflect the conveyance of Anvia Australia to the Company as if the restructuring transaction had occurred as of the earliest date of the consolidated financial statements.

The acquisition of Global Institute by Anvia Australia on June 21, 2018 was accounted for as an asset acquisition in accordance with GAAP (see Note 4).

Certain information and footnote disclosures normally included in financial statements that have been prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission, although management of the Company believes that the disclosures contained in these interim condensed consolidated financial statements are adequate to make the information presented therein not misleading. For further information, refer to the financial statements and the notes thereto contained in the Company’s 2017 Annual Report filed with the Securities and Exchange Commission on Form 10-K on April 17, 2018.

Going Concern

The Company’s consolidated financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has generated minimal revenue and has sustained operating losses since inception to date and allow it to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary financing to continue operations, and the attainment of profitable operations. The Company incurred a net loss of $209,011 for the six months ended June 30, 2018, had a working capital deficit of $167,541, and an accumulated deficit of $292,460 as of June 30, 2018 and $83,449 as of December 31, 2017. These factors, among others, raise a substantial doubt regarding the Company’s ability to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations. The accompanying consolidated financial statements do not include any adjustments to reflect the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 1: NATURE OF OPERATIONS AND GOING CONCERN

Nature of Operations

As used herein and except as otherwise noted, the term “Company”, “it(s)”, “our”, “us”, “we”, and “ANVIA” shall mean Anvia Holdings Corporation, a Delaware corporation.

Anvia Holdings Corporation (formerly Dove Street Acquisition Corporation) was incorporated on July 22, 2016 under the laws of the state of Delaware. The Company is engaged in the development and commercialization of web-based technology, the “Anvia Loyalty” and “Anvia Learning” mobile applications, and other intellectual property (collectively the “Anvia Technology”), as evidenced by the introduction of the Anvia Technology into the stream of commerce, and the Company’s commercial relationships with third parties.

On January 10, 2017, the Company effected a change of control by cancelling an aggregate of 19,500,000 shares of common stock of existing shareholders (the “Former Shareholders”), issuing 5,000,000 shares of common stock to its sole officer and director; electing new officer and director and accepting the resignations of its then existing officers and directors. In connection with the change of control, the sole shareholder of the Company and its board of directors unanimously approved the change of the Company’s name from Dove Street Acquisition Corporation to Anvia Holdings Corporation. On November 20, 2017, the Company cancelled the remaining 500,000 shares of common stock issued to the Former Shareholders (Note 8).

Going Concern

The Company’s financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has faced significant liquidity shortages as shown in the accompanying financial statements. The Company has generated minimal revenues and has sustained operating losses since July 22, 2016 (Inception Date) to date and allow it to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary financing to continue operations, and the attainment of profitable operations. The Company incurred a net loss of $65,953 for the year ended December 31, 2017, used net cash flows in operating activities of $102,855, has a working capital of $61,270, and has an accumulated deficit of $73,515 as of December 31, 2017. These factors, among others, raise a substantial doubt regarding the Company’s ability to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations. The accompanying financial statements do not include any adjustments to reflect the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Although the Company has had difficulty in obtaining working lines of credit from financial institutions and trade credit from vendors, management has been able to raise capital from private placements and further expand the Company’s operations geographically to continue its growth. During 2017, the Company sold 14,003,367 shares of its common stock to accredited investors and received net cash proceeds of $160,552. Given the liquidity and credit constraints in the markets, the business may suffer should the credit markets not improve in the near future. The direct impact of these conditions is not fully known. However, there can be no assurance that the Company would be able to secure additional funds if needed, and that if such funds were available on commercially reasonable terms or in the necessary amounts, and whether the terms or conditions would be acceptable to the Company. In such case, the reduction in operating expenses might need to be substantial in order for the Company to generate positive cash flows to sustain the operations of the Company.